Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
“Expected” income taxes (benefit)	$ (879,797)	$ 464,567
State income taxes, net of federal benefit	(68,711)	25,751
Provision to return reconciliation adjustment	1,755	81,100
Excess tax benefits related to share-based compensation	32,023	(11,875)
Non-deductible life insurance premiums	5,527	5,527
Other differences, net	19,215	11,918
Change in valuation allowance	910,690	(431,264)
Reported income tax expense	$ 20,702	$ 145,724